Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per Share
Schedule of earning Loss per share, basic and diluted
	Years ended December 31,
	2020	2019
Numerator for basic and diluted net income per share:
Basic net income	$675,996	$47,977
Plus: Interest expense saved on converted debt	27,068	0
Diluted net income	$703,064	$47,977
Basic and diluted net income per share	$.02	$.00

Weighted average common shares outstanding
Basic shares	29,061,883	29,061,883
Plus: Stock options	6,215,883	750,000
Plus: Convertible debt	9,422,320	0
Diluted shares	44,700,086	29,811,883

Anti-dilutive shares excluded from net income per share	2,715,000	29,195,736